Income Taxes - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Combined federal and provincial rate	27.00%	27.00%
Deferred tax assets	$ 4,219	$ 15,343	$ 1,700	$ 15,103	$ 15,168
Uncertain Tax Items
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Provision	4,600
Income tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 1,254,930	$ 1,251,200